Related Party Transactions (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions

Note 11 – Related Party Transactions

From time to time, the Company advances funds to, and receives funds from, entities with common ownership. At December 31, 2017, 2016 and June 30, 2018, the amounts owed to related parties was $95,501, $48,099 and $0, respectively.

The Company with SpeakLife to provide staff training and patient advocacy services for $99,000 per year. SpeakLife is owned by Mr. Brame.

The Company with UCI to provide marketing services to chiropractic practitioners and sources opportunities to expand chiropractic practices into regenerative medicine for $144,000 per year. UCI is owned by the spouse of Dr. Wallis.

IMAC Regeneration Center of St. Louis, LLC [Member]
Related Party Transactions

Note 9 – Related Party Transactions

From time to time, the Company advances funds to, and receives funds from, entities with common ownership.

At March 31, 2018 and December 31, 2017, the amounts owed to related parties was $128,593 (unaudited) and $4,331, respectively.

Note 9 – Related Party Transactions

The Company owes the following amounts as of December 31st 2017 to the following related entities. These entities are related based on common ownership with the Company:

Amount
Facility	$1,753
IMAC Holdings LLC	2,577
Integrated Medicine and Chiropractic Regeneration Center PC	$4,330

This balance in included within accounts payable and accrued expenses on the balance sheets.